Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $)	Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member] Convertible Preferred Stock [Member]	Series D Preferred Stock [Member]	Series B Preferred Stock [Member] Convertible Preferred Stock [Member] Preferred Class B [Member]	Series B Preferred Stock [Member]	Common Stock [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member] Convertible Preferred Stock [Member] Preferred Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Additional Paid-in Capital [Member] Convertible Preferred Stock [Member] Preferred Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Total
Balance at at Dec. 31, 2011						$ 751,223				$ 16,041				$ 72,683,781	$ (70,451,856)					$ 2,999,189
Balance at (in Shares) at Dec. 31, 2011						2,273				16,040,581
Issuance of Convertible Preferred Stock	1,100,000									2,000.00				498,000						500,000
Issuance of Convertible Preferred Stock (in Shares)	1,100									2,000,000
Preferred deemed dividend		362,903													(362,903)					(362,903)
Conversion of Convertible Redeemable preferred stock to common stock		(434,156)				(10,052)				4,011				440,197						434,156
Conversion of Convertible Redeemable preferred stock to common stock (in Shares)		(300)				(30)				4,011,000
Conversion of common stock warrant liability upon exercise of warrants														734,007						734,007
Convertible Redeemable Preferred Stock dividends paid in common stock										1,465				172,876	(174,341)
Convertible Redeemable Preferred Stock dividends paid in common stock (in Shares)										1,465,304
Exercise of warrants for common shares, $0.001 par value										472				282,861						283,333
Exercise of warrants for common shares, $0.001 par value (in Shares)										472,222
Placement agent and registration fees and other direct costs		(45,000)												(183,180)						(183,180)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes										825				(18,366)						(17,541)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes (in Shares)										824,889
Stock-based compensation														704,188						704,188
Net loss															(8,622,393)					(8,622,393)
Issuance of common stock for supply agreement										2,111				1,140,690						1,142,801
Issuance of common stock for supply agreement (in Shares)										2,110,647
Balance at at Dec. 31, 2012		983,747				741,171				26,925				76,455,054	(79,611,493)					(2,388,343)
Balance at (in Shares) at Dec. 31, 2012		800				2,243				26,924,643
Issuance of Convertible Preferred Stock	75,000		475,000
Issuance of Convertible Preferred Stock (in Shares)	75		950
Return of Series D convertible redeemable preferred stock				(80,123)											80,123					80,123
Return of Series D convertible redeemable preferred stock (in Shares)				(200)
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees				230,000
Issuance of Series D convertible redeemable preferred stock for payment of financial advisor fees (in Shares)				230
Preferred deemed dividend		410,227		465,077											(875,304)					(875,304)
Conversion of Convertible Redeemable preferred stock to common stock	(1,304,976)		(180,010)		(594,947)		18,478	6,000	58,278		1,286,498	174,010	536,669			1,304,976	180,010
Conversion of Convertible Redeemable preferred stock to common stock (in Shares)	(788)		(120)		(1,776)		18,477,766	6,000,000	58,277,813
Convertible Redeemable Preferred Stock dividends paid in common stock										4,313				148,992	(153,305)
Convertible Redeemable Preferred Stock dividends paid in common stock (in Shares)										4,310,661
Grant of warrant on issuance of convertible note														53,623						53,623
Placement agent and registration fees and other direct costs				(51,379)										(40,602)						(40,602)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes										2,354				(6,456)						(4,102)
Grants of restricted stock, net of forfeitures and repurchases for employee taxes (in Shares)										2,348,410
Stock-based compensation														110,200						110,200
Net loss															(2,830,047)					(2,830,047)
Balance at at Dec. 31, 2013		$ 163,998		$ 858,565		$ 146,224				$ 116,339				$ 78,717,997	$ (83,390,026)					$ (4,409,466)
Balance at (in Shares) at Dec. 31, 2013		87		860		467				116,339,293